Janus Henderson Global Allocation Fund – Moderate
Schedule of Investments (unaudited)
March 31, 2025

	Shares	Value
Investment Companies – 100.0%
Equity Funds – 46.2%
Janus Henderson Adaptive Risk Managed U.S. Equity Fund - Class N Shares£	913,978	$10,272,862
Janus Henderson Enterprise Fund - Class N Shares£	86,876	11,997,600
Janus Henderson European Focus Fund - Class N Shares£	238,513	11,553,372
Janus Henderson Growth and Income Fund - Class N Shares£	186,469	12,287,652
Janus Henderson Overseas Fund - Class N Shares£	408,850	19,330,414
Janus Henderson Research Fund - Class N Shares£	191,418	14,692,493
Janus Henderson Small-Mid Cap Value Fund - Class N Shares£	25,638	370,223
Janus Henderson Triton Fund - Class N Shares£	3,562	91,290
Janus Henderson U.S. Dividend Income Fund - Class N Shares£	357,784	4,107,322
		84,703,228
Exchange-Traded Funds (ETFs) – 32.6%
iShares Core International Aggregate Bond	420,003	20,995,950
iShares Russell 2000 Value	44,387	6,701,549
Janus Henderson Emerging Markets Debt Hard Currency£	184,532	9,390,815
Janus Henderson Small Cap Growth Alpha£	2,468	150,202
Vanguard FTSE Emerging Markets	366,663	16,595,167
Vanguard Value	34,509	5,961,085
		59,794,768
Fixed Income Funds – 20.2%
Janus Henderson Developed World Bond Fund - Class N Shares£	2,048,097	15,688,469
Janus Henderson Flexible Bond Fund - Class N Shares£	2,219,433	20,684,096
Janus Henderson High-Yield Fund - Class N Shares£	84,811	611,483
Janus Henderson Short Duration Flexible Bond Fund - Class N Shares£	52,304	150,113
		37,134,161
Money Markets – 1.0%
Janus Henderson Cash Liquidity Fund LLC, 4.3210%ºº,£	1,848,504	1,848,874
Total Investments (total cost $179,366,253) – 100.0%		183,481,031
Cash, Receivables and Other Assets, net of Liabilities – 0%		9,084
Net Assets – 100%		$183,490,115

Schedule of Affiliated Investments - (% of Net Assets)
Affiliate	Affiliated Investments, at Value at 6/30/24	Purchases	Sales Proceeds	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Affiliated Investments, at Value at 3/31/25	Ending Shares	Dividend Income	Capital Gain Distributions from Underlying Funds
Investment Companies - 72.6%
Equity Funds - 46.2%
Janus Henderson Adaptive Risk Managed U.S. Equity Fund - Class N Shares
	$7,597,558	$3,332,809	$(741,090)	$148,347	$(64,762)	$10,272,862	913,978	$5,259,175	$(4,945,772)
Janus Henderson Enterprise Fund - Class N Shares
	12,991,576	1,153,422	(1,937,552)	4,886	(214,732)	11,997,600	86,876	14,628,343	(13,734,988)
Janus Henderson European Focus Fund - Class N Shares
	-	12,155,856	(52,785)	(962)	(548,737)	11,553,372	238,513	-	-
Janus Henderson Growth and Income Fund - Class N Shares
	14,280,618	2,193,259	(2,524,525)	(140,934)	(1,520,766)	12,287,652	186,469	24,203,993	(22,286,024)
Janus Henderson Overseas Fund - Class N Shares
	37,850,078	1,318,642	(20,630,201)	3,778,959	(2,987,064)	19,330,414	408,850	624,939	-
Janus Henderson Research Fund - Class N Shares
	11,591,156	5,042,273	(1,102,749)	(10,468)	(827,719)	14,692,493	191,418	4,652,656	(4,067,818)
Janus Henderson Small-Mid Cap Value Fund - Class N Shares
	778,776	74,253	(406,438)	8,899	(85,267)	370,223	25,638	20,608,982	(20,549,762)
Janus Henderson Triton Fund - Class N Shares
	286,200	25,674	(203,378)	8,791	(25,997)	91,290	3,562	12,223,590	(12,203,457)
Janus Henderson U.S. Dividend Income Fund - Class N Shares
	2,082,099	2,155,319	(211,276)	14,659	66,521	4,107,322	357,784	20,724,557	(20,628,909)
Total Equity Funds - 46.2%
	$87,458,061	$27,451,507	$(27,809,994)	$3,812,177	$(6,208,523)	$84,703,228	2,413,088	$102,926,235	$(98,416,730)

Affiliate	Affiliated Investments, at Value at 6/30/24	Purchases	Sales Proceeds	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Affiliated Investments, at Value at 3/31/25	Ending Shares	Dividend Income	Capital Gain Distributions from Underlying Funds
Investment Companies - (continued)
Exchange-Traded Funds (ETFs) - 5.2%
Janus Henderson Emerging Markets Debt Hard Currency
	$-	$9,480,983	$(38,283)	$(201)	$(51,684)	$9,390,815	184,532	$-	$-
Janus Henderson Small Cap Growth Alpha
	1,754,555	35,405	(1,695,435)	82,833	(27,156)	150,202	2,468	19,909	-
Total Exchange-Traded Funds (ETFs) - 5.2%
	$1,754,555	$9,516,388	$(1,733,718)	$82,632	$(78,840)	$9,541,017	187,000	$19,909	$-
Fixed Income Funds - 20.2%
Janus Henderson Developed World Bond Fund - Class N Shares
	24,771,453	1,070,834	(10,521,371)	105,725	261,828	15,688,469	2,048,097	598,848	-
Janus Henderson Flexible Bond Fund - Class N Shares
	18,048,468	4,077,537	(1,676,522)	(72,117)	306,730	20,684,096	2,219,433	679,011	-
Janus Henderson High-Yield Fund - Class N Shares
	781,179	55,952	(224,992)	(23,333)	22,677	611,483	84,811	40,993	-
Janus Henderson Short Duration Flexible Bond Fund - Class N Shares
	406,454	22,878	(284,005)	3,875	911	150,113	52,304	15,271	-
Total Fixed Income Funds - 20.2%
	$44,007,554	$5,227,201	$(12,706,890)	$14,150	$592,146	$37,134,161	4,404,645	$1,334,123	$-
Money Markets - 1.0%
Janus Henderson Cash Liquidity Fund LLC, 4.3210%ºº
	1,690,315	10,232,842	(10,074,274)	(9)	-	1,848,874	1,848,504	84,426	-
Total Affiliated Investments - 72.6%
	$134,910,485	$52,427,938	$(52,324,876)	$3,908,950	$(5,695,217)	$133,227,280	8,853,237	$104,364,693	$(98,416,730)

Notes to Schedule of Investments (unaudited)
LLC	Limited Liability Company

ºº	Rate shown is the 7-day yield as of March 31, 2025.
£
The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

The following is a summary of the inputs that were used to value the Fund’s investments in securities and other financial instruments as of March 31, 2025.
Valuation Inputs Summary
	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
Assets
Investments In Securities:
Investment Companies
Equity Funds	$84,703,228	$-	$-
Exchange-Traded Funds (ETFs)	59,794,768	-	-
Fixed Income Funds	37,134,161	-	-
Money Markets	-	1,848,874	-
Total Assets	$181,632,157	$1,848,874	$-

Investment Valuation
The Fund’s net asset value (“NAV”) is calculated based upon the NAV of each of the underlying funds in which the Fund invests on the day of valuation. The NAV for each class of the underlying funds is computed by dividing the total value of securities and other assets allocated to the class, less liabilities allocated to that class, by the total number of shares outstanding for the class.
Valuation Inputs Summary
FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:
Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.
Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.
The Fund classifies each of its investments in underlying funds as Level 1, without consideration as to the classification level of the specific investments held by the underlying funds. There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal period.
The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of March 31, 2025 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of Investments.

For additional information on the Fund, please refer to the Fund’s most recent semiannual or annual financial statements.
125-35-70271 05-25